COMMITMENTS - DSI Agreement (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 15, 2024	Feb. 28, 2023	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Proceeds received following global termination agreement	$ 9,900
Liabilities			$ 21,077	$ 22,726
Restricted Cash And Cash Equivalent released.	700
Discontinued operations
Disclosure of classes of share capital [line items]
Loss From Global Termination Agreement	2,300
Movantik Acquisition Co, Valinor Pharma, LLC, and HCR Redhill SPV, LLC
Disclosure of classes of share capital [line items]
Liabilities	$ 12,200
Movantik
Disclosure of classes of share capital [line items]
Amount held in escrow account		$ 16,000
Paid transition services period		9 months
Movantik | Discontinued operations
Disclosure of classes of share capital [line items]
Gains On Disposals Of Movantik			35,500
Gains From The Debt Extinguishment.			20,600
Cash Payment For Rights To Movantik Used To Determine Fair Value			$ 95,000